Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss for the year	$ (10,596,792)	$ (11,517,285)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	1,992,415	656,775
Depreciation	106,428	124,267
Write-down of property, plant and equipment		3,749,531
Loss (gain) on disposition of property, plant and equipment	(58,562)	30,476
Gain on marketable equity securities	(21,643)	(5,756)
Income tax recovery		(1,089,360)
Changes in non-cash working capital:
Decrease in income tax receivable		3,204,812
Net decrease in prepaid expense and other	66,748	174,461
Net increase (decrease) in accounts payable and accrued expenses	(99,322)	113,270
Net cash used in operating activities	(8,610,728)	(4,558,809)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable equity securities		100,126
Proceeds from sale of property, plant and equipment	315,389	98,649
Purchase of property, plant and equipment	(2,381)	(46,753)
Net cash provided by investing activities	313,008	152,022
Cash Flows from Financing Activities:
Net cash used in financing activities
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(8,297,720)	(4,406,787)
Cash and cash equivalents - beginning of year	57,415,350	61,822,137
Cash and cash equivalents - end of year	$ 49,117,630	$ 57,415,350